Notes Payable (Detail)		8 Months Ended
	Sep. 23, 2014 USD ($) Security $ / shares	Sep. 30, 2014 USD ($) Item	Dec. 31, 2016 USD ($)
Notes Payable
Debt outstanding			$ 0
2014 Notes
Notes Payable
Number of investors | Item		2
Debt issued		$ 12,000,000
Interest rate (as a percent)		8.00%
Percentage of new series conversion price		75.00%
Debt and related interest	$ 12,373,741
Gain on extinguishment recognized through equity	$ (378,251)
2014 Notes | Preferred Stock | Series 1 Convertible Preferred Stock
Notes Payable
Conversion of debt to preferred stock (in shares) | Security	8,813,203
Conversion price (in dollars per share) | $ / shares	$ 1.40